DEFERRED INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income tax [Abstract]
Schedule of Changes in Deferred Income Tax
Changes in deferred income tax are as follows:

	As of December 31,
	2023	2022

At the beginning of the year	37,495	(25,471)

Acquisition of business (note 3)	1,327,232	—
Translation differences	(4,373)	330
Recognition of previously unrecognized tax losses	128,634	—
Charges directly to other comprehensive income	(48,854)	(18,056)
Deferred tax credit (note 11)	102,431	80,692

At the end of the year	1,542,565	37,495

Changes in Deferred Tax Assets and Liabilities
The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax assets (liabilities)	At the beginning of the year	Translation differences	Acquisition of business	Credits (Charges) directly to OCI	Recognition of previously unrecognized tax losses	Income statement credit (charge)	Total as of December 31, 2023

Property, plant and equipment	(200,556)	(2,360)	412,320	—	—	114,134	323,538
Inventories	(69,594)	(903)	116,290	—	—	(27,962)	17,831
Intangible assets	(22,923)	(683)	143,033	—	—	14,901	134,328
Provisions	98,999	(698)	255,529	—	—	267	354,097
Trade receivables	15,515	—	28,510	—	—	(1,351)	42,674
Tax losses (1)	17,400	4,901	304,237	—	—	56,433	382,971
Other (2)	198,654	(4,630)	67,313	(48,854)	128,634	(53,991)	287,126

At the end of the year	37,495	(4,373)	1,327,232	(48,854)	128,634	102,431	1,542,565
(1) As of December 31, 2023, the recognized deferred tax assets on tax losses amount to $383.0 million mainly connected to Ternium Brasil Ltda. and Usinas Siderúrgicas de Minas Gerais S.A. Additionally, there are net unrecognized deferred tax assets of $14.2 million, connected to Usinas Siderúrgicas de Minas Gerais S.A., and unrecognized tax losses amounting to $357.4 million from Usinas Siderúrgicas de Minas Gerais S.A. and $889.4 million from Ternium Brasil Ltda. Under the Luxembourg tax law, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any yearly consumption limitation, while losses incurred as from 2017 may be carried forward for a maximum of 17 years. Unrecognized tax losses of Ternium SA as of December 31, 2022 amounted to $2.1 billion and the estimated tax loss for the fiscal year 2023 amounted to $30.1 million, with approximately 92% of the referred tax losses generated before 2017. Unrecognized tax losses of Ternium Investments S.à r.l. as of December 31, 2022 amounted to $2.6 billion and the estimated tax result for fiscal year 2023 amounted to $0.9 million, with approximately 98% of the referred tax losses generated before 2017.
(2) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.

Deferred tax assets (liabilities)	At the beginning of the year	Translation differences	Acquisition of business	Credits (Charges) directly to OCI	Recognition of previously unrecognized tax losses	Income statement credit (charge)	Total as of December 31, 2022

Property, plant and equipment	(353,420)	—	—	—	—	152,864	(200,556)
Inventories	49,437	—	—	—	—	(119,031)	(69,594)
Intangible assets	(26,323)	—	—	—	—	3,400	(22,923)
Provisions	82,139	—	—	—	—	16,860	98,999
Trade receivables	35,144	—	—	—	—	(19,629)	15,515
Tax losses (1)	3,578	—	—	—	—	13,822	17,400
Other (2)	183,975	330	—	(18,056)	—	32,406	198,654

At the end of the year	(25,471)	330	—	(18,056)	—	80,692	37,495
(3) As of December 31, 2022, the recognized deferred tax assets on tax losses amount to $17.4 million and there are net unrecognized deferred tax assets of $202.0 million and unrecognized tax losses amounting to $879.0 million. These two last effects are connected to the acquisition of Ternium Brasil Ltda.
(4) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.